SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2012
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
Schedule I Condensed Financial Information of Parent Company

PACTERA TECHNOLOGY INTERNATIONAL LTD.

ADDITIONAL INFORMATION-FIANNCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands ofU.S. dollars, except share data, or otherwise noted)

	As of December 31,
	2011	2012
ASSETS
Current Assets:
Cash	$27,062	$28,972
Other current assets	412	302

Total current assets	27,474	29,274

Amount due from intercompany	11,104	6,932

Investment in subsidiaries and VIE	172,498	514,723

TOTAL ASSETS	$211,076	$550,929

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities:
Accrued expenses and other payables	$2,592	$9,944

Total current liabilities	2,592	9,944

Total Liabilities	2,592	9,944

Shareholders’ Equity:
Common shares ($0.00139482 par value; 120,000,000 shares authorized; 42,720,067 and 88,312,068 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	60	123
Additional paid-in capital	186,408	502,748
Shares issuable in connection with business acquisition	—	1,537
retained earnings	5,689	17,797
Accumulated other comprehensive income	16,327	18,780

Total shareholders’ equity	208,484	540,985

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$211,076	$550,929

The accompanying notes are an integral part of these financial statements.

PACTERA TECHNOLOGY INTERNATIONAL LTD.

ADDITIONAL INFORMATION-FIANNCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars, or otherwise noted)

	Years ended December 31,
	2010	2011	2012

Operating expenses
General and administrative	$(5,383)	$(7,156)	$(23,074)
Selling and marketing	(276)	(533)	(494)

Total operating expenses	(5,659)	(7,689)	(23,568)

Interest expense	(22)	(43)	—
Interest income	407	607	645

Net loss before income from subsidiaries and VIE	(5,274)	(7,125)	(22,923)
Equity in income of subsidiaries and VIE	17,331	25,026	25,513

Net income	$12,057	$17,901	$2,590

The accompanying notes are an integral part of these financial statements.

PACTERA TECHNOLOGY INTERNATIONAL LTD.

ADDITIONAL INFORMATION-FIANNCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME

(In thousands of U.S. dollars, or otherwise noted)

	Years ended December 31,
	2010	2011	2012

Net income	$12,057	$17,901	$2,590

Other comprehensive income, net of tax:
Change in cumulative foreign exchange translation adjustment	4,450	5,738	2,453

Comprehensive income to Parent Company	16,507	23,639	5,043

The accompanying notes are an integral part of these consolidated financial statements.

PACTERA TECHNOLOGY INTERNATIONAL LTD.

ADDITIONAL INFORMATION-FIANNCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY (DEFICIT)

(In thousands of U.S. dollars, except share data, or otherwise noted)

					Shares to be issued	(Accumulated	Accumulated
				Additional	in connection	deficit)	other
	Common shares		Subscription	paid-in	with business	Retained	comprehensive	Total equity
	Shares	Amount	receivable	capital	acquisition	earnings	income	(deficit)
Balance as of January 1, 2010	6,285,551	$9	$(1)	$6,711	$471	$(24,269)	$6,139	$(10,940)
Conversion of preferred shares upon initial public offering	22,130,399	31	—	89,000	—	—	—	89,031
Issuance of common shares upon initial public offering (net of issuance costs of $10,284)	9,891,719	14	—	62,318	—	—	—	62,332
Issuance of common shares upon follow-on offering (net of issuance costs of $702)	681,091	1	—	12,297	—		—	12,298
Issuance of common shares in connection with business acquisition	250,928	—	—	1,071	(471)		—	600
Issuance of common shares for share-based compensation	2,070,467	3	—	—	—	—	—	3
Cash received from share subscription receivables	—	—	1	—	—	—	—	1
Share option exercise	15,213	—	—	1,119	—	—	—	1,119
Share-based compensation	—	—	—	4,001	—	—	—	4,001
Vesting of nonvested shares award	211,044	—	—	—	—		—	—
Net income	—	—	—	—	—	12,057	—	12,057
Foreign currency translation adjustments	—	—	—	—	—		4,450	4,450
Comprehensive income
Balance as of December 31, 2010	41,536,412	58	—	176,517	—	(12,212)	10,589	174,952

Issuance of common shares for share-based compensation	1,075,406	2	—	—	—	—	—	2
Repurchase of common shares	(2)	—	—	—	—	—	—	—
Share option exercise	—	—	—	4,235	—	—	—	4,235
Share-based compensation	—	—	—	5,656	—	—	—	5,656
Vesting of nonvested shares award	108,251	—	—	—	—	—	—	—
Net income	—	—	—	—	—	17,901	—	17,901
Foreign currency translation adjustments	—	—	—	—	—	—	5,738	5,738
Comprehensive income
Balance as of December 31, 2011	42,720,067	60	—	186,408	—	5,689	16,327	208,484
Issuance of common share for share based compensation	2,150,814	3	—	11	—	—	—	14
Issuance of common shares as a result of merger of equals with VanceInfo	43,441,188	60	—	326,718	—	—	—	326,778
Balance brought forward from VanceInfo as a result of merger	—	—	—	(11,407)	619	9,518	—	(1,270)
Stock option exercise	—	—	—	1,933	—	—	—	1,933
Repurchase of common shares	(1)	—	—	—	—	—	—	—
Share-based compensation	—	—	—	11,125	—	—	—	11,125
Acquisition of non-controlling interest	—	—	—	(12,040)	—	—	—	(12,040)
Shares issuable in connection with business acquisition	—	—	—	—	918	—	—	918
Net income	—	—	—	—	—	2,590	—	2,590
Foreign currency translation adjustments	—	—	—	—	—	—	2,453	2,453
Comprehensive income
Balance as of December 31, 2012	88,312,068	$123	—	$502,748	$1,537	$17,797	$18,780	$540,985

The accompanying notes are an integral part of these financial statements.

PACTERA TECHNOLOGY INTERNATIONAL LTD.

ADDITIONAL INFORMATION-FIANNCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars, or otherwise noted)

	Years ended December 31,
	2010	2011	2012

Cash flows provided by (used in) operating activities:
Net income	$12,057	$17,901	$2,590
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in income of subsidiaries and VIE	(17,331)	(25,026)	(25,513)
Follow-on offering expenses	469	—	—
Share-based compensation expenses	4,001	5,656	11,064
Change in fair value of contingent consideration	773	981	(531)
Changes in operating assets and liabilities, net of effects of business acquisitions:
Other long-term assets	(10)	10	—
Intercompany receivables	(7,105)	9,693	4,591
Decrease (increase) in other current assets	16,634	(11,574)	110
Accrued expenses and other payables	—	—	8,193
Decrease in other current liabilities	(1,373)	(9,188)	—

Net cash provided by (used in) operating activities	8,115	(11,547)	504

Cash flows from investing activities:
Capital injection in subsidiaries	(56,211)	—	—
Payments for business acquisitions	(1,115)	—	—
Dividends received	—	1,411	—
Investment income received from subsidiary	—	—	200
Deferred and contingent consideration paid for business acquisitions	—	—	(782)

Net cash (used in) provided by investing activities	(57,326)	1,411	(582)

Cash flows from financing activities:
Proceeds from (repayment of) short-term bank borrowings	40,000	(40,000)	—
Proceeds from issuance of common shares upon initial public offering and follow-on offering (net of issuance costs of $8,642)	79,454	—	—
Payment of initial public offering expenses	(3,816)	—	—
Cash received from share subscription receivables	1	—	—
Proceeds from issuance of common shares for share based compensation	538	5,291	1,988
Deferred and contingent consideration paid for business acquisitions	(2,650)	(4,014)	—

Net cash provided by (used in) financing activities	113,527	(38,723)	1,988

Net increase (decrease) in cash	64,316	(48,859)	1,910

Cash at the beginning of year	11,605	75,921	27,062

Cash at the end of year	$75,921	$27,062	$28,972

The accompanying notes are an integral part of these financial statements.

PACTERA TECHNOLOGY INTERNATIONAL LTD.

ADDITIONAL INFORMATION-FIANNCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO THE FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2010, 2011 AND 2012

(In thousands of U.S. dollars, or otherwise noted)

1.                                     BASIS OF PREPARATION

The condensed financial information of the Parent Company, Pactera Technology International Ltd., has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries and VIE.

The condensed financial information is provided, because the restricted net assets of the Company’s subsidiaries and VIE were over the 25% of the consolidated net assets of the Company as of December 31, 2012.

2.                                      INVESTMENTS IN SUBSIDIARIES AND VIE

For the purpose of the Parent Company’s stand-alone financial information, investments in subsidiaries and VIE are reported using the equity method of accounting.  The Parent Company’s share of income (loss) from the subsidiaries and VIE was reported in the single line item of equity in income of subsidiaries and variable interest entity.  Under the equity method, the Parent Company ceases to record its share of the losses once the carrying value of the investment has been reduced to zero unless the Parent Company has the obligation to fund losses in its subsidiaries and VIE.